CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common shares, par value (in dollars per share)	$ 5.00	$ 5.00
Common shares outstanding (in shares)	227,629,137	227,629,137